Summary of Significant Accounting Policies - Self-Insurance (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Mafco Worldwide & Merisant
Combined liabilities for self-insured workers compensation and group medical	$ 0.7	$ 0.6